Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Summary of Share Capital	Issued shares

	June 30, 2026	December 31, 2025
	Number of shares	Number of shares
Ordinary shares	70,204,506	65,210,590
	70,204,506	65,210,590